Interest in PSSVSA (Details) - EBP 003 - Principal Life	Dec. 31, 2024
Interest in PSSVSA
Percentage of termination of employment of group participants limiting Plan to transact bat contract value (as a percent)	25.00%
Percentage of affected Plan members in spin off or sale limiting Plan to transact at contract value (as a percent)	25.00%